Financial Risk Management and Fair Values Measurement (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Expected Loss Rate Accounts Receivable Due
The expected credit loss as of December 31, 2021 and 2020 was determined as follows for each customers group of accounts receivables due from individual customers and corporate customers, respectively:

	Within	31 days to	91 days to	Over
	30 days	90 days	1 year	1 year
	Million	Million	Million	Million
As of December 31, 2021
Individual customers
Expected loss rate	2%	20%	80%	100%
Gross carrying amount	2,943	790	1,518	1,420
Loss allowance	(59)	(158)	(1,214)	(1,420)

	Within	181 days	1 year	2 years	Over 3
	180 days	to 1 year	to 2 years	to 3 years	years
	Million	Million	Million	Million	Million
As of December 31, 2021
Corporate customers
Expected loss rate	3%	25%	65%	85%	100%
Gross carrying amount	15,403	6,315	4,237	2,353	2,072
Loss allowance	(462)	(1,579)	(2,754)	(2,000)	(2,072)

	Within	31 days to	91 days to	Over
	30 days	90 days	1 year	1 year
	Million	Million	Million	Million
As of December 31, 2020
Individual customers
Expected loss rate	2%	20%	80%	100%
Gross carrying amount	3,112	846	1,772	1,531
Loss allowance	(62)	(169)	(1,418)	(1,531)

	Within	181 days	1 year	2 years	Over 3
	180 days	to 1 year	to 2 years	to 3 years	years
	Million	Million	Million	Million	Million
As of December 31, 2020
Corporate customers
Expected loss rate	3%	25%	65%	85%	100%
Gross carrying amount	15,405	6,048	3,361	1,433	1,438
Loss allowance	(462)	(1,512)	(2,185)	(1,218)	(1,438)

Remaining Contractual Maturities of Financial Liabilities
The following table sets out the remaining contractual maturities at the balance sheet date of the Group’s financial liabilities, which are based on the undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the balance sheet date) and the earliest date the Group would be required to repay:

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2021
Accounts payable	152,712	152,712	152,712	—	—	—
Bills payable	12,747	12,747	12,747	—	—	—
Accrued expenses and other payables	264,545	264,545	264,545	—	—	—
Amount due to ultimate holding company	23,478	23,478	23,478	—	—	—
Lease liabilities	56,981	61,776	26,519	19,875	8,552	6,830
Other non-current liabilities	373	425	—	78	75	272

	510,836	515,683	480,001	19,953	8,627	7,102

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2020
Accounts payable	167,990	167,990	167,990	—	—	—
Bills payable	4,561	4,561	4,561	—	—	—
Accrued expenses and other payables	200,952	200,952	200,952	—	—	—
Amount due to ultimate holding company	26,714	26,714	26,714	—	—	—
Lease liabilities	66,633	72,291	23,780	22,927	17,513	8,071
Other non-current liabilities	460	479	—	67	70	342

	467,310	472,987	423,997	22,994	17,583	8,413